Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	December 2016
Distribution Date	01/17/17
Transaction Month	21
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$9,865,242.89	0.0530389	$-	-	$9,865,242.89
Class A-2-B Notes	$12,198,956.26	0.0530389	$-	-	$12,198,956.26
Class A-3 Notes	$388,000,000.00	1.0000000	$385,348,126.85	0.9931653	$2,651,873.15
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$543,134,199.15	0.4645866	$518,418,126.85	0.4434449	$24,716,072.30

Weighted Avg. Coupon (WAC)	3.07%		3.06%
Weighted Avg. Remaining Maturity (WARM)	40.24		39.31
Pool Receivables Balance	$600,009,167.39		$574,500,122.45
Remaining Number of Receivables	45,908		45,097

Adjusted Pool Balance	$583,902,444.62		$559,186,372.32

III. COLLECTIONS

Principal:
Principal Collections	$24,302,953.86
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$637,568.58
Total Principal Collections	$24,940,522.44

Interest:
Interest Collections	$1,526,993.32
Late Fees & Other Charges	$56,042.50
Interest on Repurchase Principal	$-
Total Interest Collections	$1,583,035.82

Collection Account Interest	$9,335.05
Reserve Account Interest	$1,116.63
Servicer Advances	$-

Total Collections	$26,534,009.94

1 of 3

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	December 2016
Distribution Date	01/17/17
Transaction Month	21
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$26,534,009.94
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$26,534,009.94

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$500,007.64	$-	$500,007.64	500,007.64
	Collection Account Interest					$9,335.05
	Late Fees & Other Charges					$56,042.50
Total due to Servicer						$565,385.19

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$5,672.51		$5,672.51
	Class A-2-B Notes		$10,331.29		$10,331.29
	Class A-3 Notes		$362,133.33		$362,133.33
	Class A-4 Notes		$93,141.33		$93,141.33

	Total Class A interest:		$471,278.46		$471,278.46	471,278.46

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

	Available Funds Remaining:					$25,392,257.29

7.	Regular Principal Distribution Amount:					24,716,072.30

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$9,865,242.89
	Class A-2-B Notes				$12,198,956.26
	Class A-3 Notes				$2,651,873.15
	Class A-4 Notes				$-
	Class A Notes Total:		$24,716,072.30		$24,716,072.30
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$24,716,072.30		$24,716,072.30

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					676,184.99

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$16,106,722.77
Beginning Period Amount	$16,106,722.77
Current Period Amortization	$792,972.64
Ending Period Required Amount	$15,313,750.13
Ending Period Amount	$15,313,750.13
Next Distribution Date Required Amount	$14,541,510.29

2 of 3

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	December 2016
Distribution Date	01/17/17
Transaction Month	21
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	6.98%	7.29%	7.29%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.58%	44,457	98.06%	$563,330,805.85
30 - 60 Days	1.08%	488	1.46%	$8,385,813.48
61 - 90 Days	0.27%	121	0.38%	$2,184,371.96
91-120 Days	0.07%	31	0.10%	$599,131.16
121 + Days	0.00%	0	0.00%	$-
Total		45,097		$574,500,122.45

Delinquent Receivables 30+ Days Past Due
Current Period	1.42%	640	1.94%	$11,169,316.60
1st Preceding Collection Period	1.37%	627	1.87%	$11,243,184.23
2nd Preceding Collection Period	1.35%	633	1.82%	$11,364,278.93
3rd Preceding Collection Period	1.18%	562	1.59%	$10,362,108.22
Four-Month Average	1.33%		1.81%

Repossession in Current Period		53		$809,254.41
Repossession Inventory		89		$677,919.33

Current Charge-Offs
Gross Principal of Charge-Offs				$1,206,091.08
Recoveries				$(637,568.58)
Net Loss				$568,522.50

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.14%

Average Pool Balance for Current Period				$587,254,644.92

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.16%
1st Preceding Collection Period				1.28%
2nd Preceding Collection Period				0.95%
3rd Preceding Collection Period				0.88%
Four-Month Average				1.07%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	82	1,561	$25,058,233.12
Recoveries	73	1,320	$(12,555,022.26)
Net Loss			$12,503,210.86
Cumulative Net Loss as a % of Initial Pool Balance			1.01%

Net Loss for Receivables that have experienced a Net Loss *	65	1,243	$12,515,904.82
Average Net Loss for Receivables that have experienced a Net Loss			$10,069.11

Principal Balance of Extensions			$3,184,432.61
Number of Extensions			178

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

3 of 3